MUSIC INVENTORY (Details Narrative) - USD ($)	6 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Inventory Disclosure [Abstract]
Purchase of music inventory	$ 0
Depreciation of music inventory	$ 186	$ 446